Shareholder Fees {- Fidelity Advisor® Limited Term Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-07 | Fidelity Advisor® Limited Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none